UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

_______________

FORM N-Q

_______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

_____________________

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250

HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800-262-6631)

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)

AEROSPACE & DEFENSE (1.9%)
AAR Corp.	5,730	$152,704
AeroVironment, Inc.(a)	770	22,961
Alliant Techsystems, Inc.	1,230	176,751
American Science & Engineering, Inc.	290	19,833
BE Aerospace, Inc.(a)	5,120	406,886
Cubic Corp.	750	37,148
Curtiss-Wright Corp.	2,600	159,692
Engility Holdings, Inc.(a)	6,260	239,821
Esterline Technologies Corp.(a)	1,730	178,104
Exelis, Inc.	11,360	222,542
GenCorp, Inc.(a)	13,120	223,302
Moog, Inc., Class A(a)	1,660	99,700
Orbital Sciences Corp.(a)	2,590	63,326
Teledyne Technologies, Inc.(a)	1,420	130,455
Triumph Group, Inc.	2,790	190,892
		2,324,117

AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	5,750	203,148
Forward Air Corp.	1,030	45,876
Hub Group, Inc., Class A(a)	4,150	172,018
UTI Worldwide, Inc.	6,140	96,152
		517,194

AIRLINES (0.7%)
Alaska Air Group, Inc.	3,660	289,396
Allegiant Travel Co.	1,070	97,445
JetBlue Airways Corp.(a)	28,740	251,763
SkyWest, Inc.	16,030	208,550
		847,154

AUTO COMPONENTS (0.8%)
Dorman Products, Inc.(a)	1,100	57,376
Drew Industries, Inc.	2,500	120,225
Gentex Corp.	7,450	241,306
LKQ Corp.(a)	13,820	374,107
Spartan Motors, Inc.	18,220	104,765
Standard Motor Products, Inc.	800	26,168
Superior Industries International, Inc.	6,410	116,726
		1,040,673

AUTOMOBILES (0.2%)
Thor Industries, Inc.	1,580	81,165
Winnebago Industries, Inc.(a)	5,650	135,374
		216,539

BIOTECHNOLOGY (0.7%)
Acorda Therapeutics, Inc.(a)	5,620	164,947
ArQule, Inc.(a)	13,530	30,984
Emergent BioSolutions, Inc.(a)	950	22,734
Ligand Pharmaceuticals, Inc., Class - B(a)	2,730	169,096
Momenta Pharmaceuticals, Inc.(a)	1,950	34,905
Neogen Corp.(a)	2,222	93,368
Spectrum Pharmaceuticals, Inc.(a)	3,020	25,398
United Therapeutics Corp.(a)	3,310	339,672
		881,104

BUILDING PRODUCTS (0.9%)
AAON, Inc.	4,672	138,572
American Woodmark Corp.(a)	400	14,044
Apogee Enterprises, Inc.	2,280	77,064
Comfort Systems USA, Inc.	1,710	29,138
Eagle Materials, Inc.	2,720	214,200
Griffon Corp.	13,530	169,937
Lennox International, Inc.	1,640	141,958
Quanex Building Products Corp.	3,875	73,431
Simpson Manufacturing Co., Inc.	1,280	41,728
Universal Forest Products, Inc.	3,320	174,466
		1,074,538

CAPITAL MARKETS (1.8%)
Apollo Investment Corp.	14,930	126,009
Eaton Vance Corp.	4,360	165,985
Evercore Partners, Inc.	2,860	159,703
Federated Investors, Inc., Class B	3,190	85,779
Financial Engines, Inc.	2,820	171,794
Fxcm, Inc.	1,570	26,910
HFF, Inc., Class A	6,200	183,396
Investment Technology Group, Inc.(a)	1,570	25,905
Janus Capital Group, Inc.	10,230	112,428
Piper Jaffray Cos., Inc.(a)	3,500	137,480
Prospect Capital Corp.	13,490	146,636
Raymond James Financial, Inc.	4,390	223,495
SEI Investments Co.	4,800	163,488
SWS Group, Inc.(a)	9,965	76,531
Virtus Investment Partners, Inc.(a)	1,079	196,659
Waddell & Reed Financial, Inc., Class A	4,550	294,931
		2,297,129

CHEMICALS (2.3%)
A. Schulman, Inc.	3,950	134,182
Albemarle Corp.	2,930	188,047
American Vanguard Corp.	4,260	99,002
Ashland, Inc.	3,510	325,763
Balchem Corp.	1,755	95,683
Cabot Corp.	3,450	167,911
Cytec Industries, Inc.	1,320	118,760
Flotek Industries, Inc.(a)	6,050	130,136
Futurefuel Corp.	470	7,689
H.B. Fuller Co.	3,110	144,864
Hawkins, Inc.	220	7,746
Innophos Holdings, Inc.	790	36,869
Intrepid Potash, Inc.(a)	2,230	32,781
Kraton Performance Polymers, Inc.(a)	3,330	83,283
Mineral Technologies, Inc.	1,320	68,218
NewMarket Corp.	425	142,316
Olin Corp.	5,770	148,347
Om Group, Inc.(a)	2,370	76,646
PolyOne Corp.	3,530	125,527
Quaker Chemical Corp.	460	31,791
RPM International, Inc.	4,650	184,466
Sensient Technologies Corp.	1,860	90,991
Stepan Co.	1,270	80,505
The Scotts Miracle-Gro Co., Class A	1,580	93,836
Valspar Corp.	2,890	203,109
Zep, Inc.	4,275	68,571
		2,887,039

COMMERCIAL BANKS (5.5%)
Associated Bancorp	10,790	177,711
BancorpSouth, Inc.	9,370	220,851
Bank of Hawaii Corp.	1,650	93,687
Bank of the Ozarks, Inc.	2,980	188,932
Banner Corp.	600	22,098
BBCN Bancorp, Inc.	12,440	187,222
Boston Private Financial Holdings, Inc.	9,010	110,733
Cardinal Financial Corp.	1,530	26,086
Cathay General Bancorp	8,850	207,975
City Holding Co.	310	13,832
City National Corp.	2,550	184,492
Columbia Banking System, Inc.	1,480	38,643
Commerce Bancshares, Inc.	2,904	126,237
Community Bank System, Inc.	1,360	48,416
Cullen/Frost Bankers, Inc.	1,920	142,118
CVB Financial Corp.	1,780	26,558
East West Bancorp, Inc.	6,170	206,448

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
F.N.B. Corp.	9,830	$116,387
First Bancorp(a)	6,162	30,132
First Commonwealth Financial Corp.	7,560	62,068
First Financial Bancorp	2,060	34,155
First Financial Bankshares, Inc.	1,725	105,518
First Horizon National Corp.	6,380	75,029
First Midwest Bancorp, Inc.	9,070	144,848
FirstMerit Corp.	6,560	133,496
Fulton Financial Corp.	9,120	112,632
Glacier Bancorp, Inc.	5,220	137,965
Hancock Holding Co.	3,989	138,019
Hanmi Financial Corp.	881	19,003
Home Bancshares, Inc.	5,676	175,048
Independent Bank Corp. - Massachusetts	610	22,058
International Bancshares Corp.	4,190	98,088
MB Financial, Inc.	8,410	236,321
National Penn Bancshares, Inc.	7,920	82,210
NBT Bancorp	1,270	30,531
Old National Bancorp	4,450	62,300
PacWest Bancorp	4,520	181,297
Pinnacle Financial Partners, Inc.	5,450	177,888
PrivateBancorp, Inc.	8,000	228,720
Prosperity Bancshares, Inc.	2,020	126,371
S & T Bancorp, Inc.	920	21,519
Signature Bank(a)	2,470	301,488
Simmons First National Corp., Class A	370	12,776
Sterling BanCorp/de	2,638	33,239
Susquehanna Bancshares, Inc.	11,230	121,621
SVB Financial Group(a)	3,110	349,035
Synovus Financial Corp.	73,590	246,526
Taylor Capital Group, Inc.(a)	400	8,932
TCF Financial Corp.	6,860	110,446
Texas Capital Bancshares, Inc.(a)	2,700	160,569
Tompkins Financial Corp.	319	14,961
Trustmark Corp.	2,140	50,846
UMB Financial Corp.	1,320	78,263
Umpqua Holdings Corp.	12,810	224,944
United Bankshares, Inc.	1,510	45,134
United Community Banks, Inc.(a)	11,342	189,185
Valley National Bancorp	8,042	77,927
WestAmerica Bancorp	790	38,994
Wilshire Bancorp, Inc.	12,440	123,902
Wintrust Financial Corp.	3,250	142,448
		6,904,878

COMMERCIAL SERVICES & SUPPLIES (3.8%)
ABM Industries, Inc.	6,990	186,353
Brady Corp., Class A	1,480	40,493
CDI Corp.	11,850	202,872
Clean Harbors, Inc.(a)	2,000	112,160
Consolidated Graphics, Inc.(a)	1,430	92,721
Copart, Inc.(a)	5,530	189,568
Corrections Corp. of America	4,338	145,627
Darling International, Inc.(a)	6,150	120,294
Deluxe Corp.	2,640	128,172
Exponent, Inc.	470	33,943
Forrester Research, Inc.	530	19,896
FTI Consulting, Inc.(a)	1,580	58,571
G & K Services, Inc., Class A	720	40,241
Healthcare Services Group, Inc.	2,792	75,747
Heartland Payment Systems, Inc.	1,370	59,061
Heidrick & Struggles International, Inc.	4,990	83,233
Herman Miller, Inc.	2,130	59,704
Higher One Holdings, Inc.(a)	1,570	12,183
HMS Holdings Corp.(a)	3,150	72,545
HNI Corp.	3,150	108,077
Interface, Inc.	2,160	45,252
Kelly Services, Inc., Class A	9,450	226,611
Korn/Ferry International, Inc.(a)	3,540	83,048
Leidos Holdings, Inc.	5,940	269,320
Manpower, Inc.	4,210	327,959
Mine Safety Appliances Co.	1,090	54,914
Mobile Mini, Inc.(a)	2,500	96,675
Monro Muffler Brake, Inc.	1,085	60,228
Monster Worldwide, Inc.(a)	25,690	157,223
Navigant Consulting, Inc.(a)	2,470	43,398
On Assignment, Inc.(a)	7,730	229,426
R.R. Donnelley & Sons Co.	6,680	123,380
Resources Connection, Inc.	3,590	48,393
Rollins, Inc.	2,470	71,185
TeleTech Holdings, Inc.(a)	1,190	25,966
Tetra Tech, Inc.(a)	2,440	72,004
The Brink's Co.	4,700	148,708
The Corporate Executive Board Co.	3,070	224,417
The Geo Group, Inc.	2,773	92,840
TrueBlue, Inc.(a)	1,650	40,475
United Stationers, Inc.	4,360	180,635
Viad Corp.	4,390	115,413
Waste Connections, Inc.	4,502	184,042
		4,762,973

COMMUNICATIONS EQUIPMENT (1.7%)
ADTRAN, Inc.	2,120	53,827
Arris Group, Inc.(a)	4,319	111,862
Bel Fuse, Inc.	4,600	88,182
Belden CDT, Inc.	2,810	181,835
Black Box Corp.	8,240	225,858
CalAmp Corp.(a)	9,480	279,470
Ciena Corp.(a)	6,250	145,813
Comtech Telecommunications Corp.	650	19,773
Digi International, Inc.(a)	4,640	47,792
Dycom Industries, Inc.(a)	6,840	190,357
Harmonic, Inc.(a)	16,540	108,502
InterDigital, Inc.	1,510	43,413
Ixia(a)	2,410	30,824
JDS Uniphase Corp.(a)	7,670	101,934
NETGEAR, Inc.(a)	3,430	109,451
Oplink Communications, Inc.(a)	4,110	69,582
PCTEL, Inc.	750	6,158
Plantronics, Inc.	1,460	62,678
Polycom, Inc.(a)	5,770	68,836
Procera Networks, Inc.(a)	900	10,404
Riverbed Technology, Inc.(a)	5,779	113,962
ViaSat, Inc.(a)	1,480	88,075
		2,158,588

COMPUTERS & PERIPHERALS (0.9%)
Avid Technology, Inc.(a)	1,790	12,423
Diebold, Inc.	2,410	80,952
Electronics for Imaging, Inc.(a)	6,830	289,387
Lexmark International, Inc., Class A	5,290	207,315
NCR Corp.(a)	5,860	206,213
Super Micro Computer, Inc.(a)	6,810	140,014
Synaptics, Inc.(a)	3,070	179,165
		1,115,469

CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	9,760	279,819
Aegion Corp.(a)	6,480	132,970
EMCOR Group, Inc.	5,450	231,679
Granite Construction, Inc.	4,140	137,821
ITT Corp.	3,210	131,449

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
KBR, Inc.	7,510	$235,063
Orion Marine Group, Inc.(a)	3,830	42,896
URS Corp.	7,160	359,432
		1,551,129

CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	3,420	38,030
Martin Marietta Materials, Inc.	1,760	191,858
Texas Industries, Inc.(a)	790	59,424
		289,312

CONSUMER FINANCE (0.3%)
Cash America International, Inc.	5,770	211,932
First Cash Financial Services, Inc.(a)	1,790	87,961
Green Dot Corp., Class A(a)	870	19,592
World Acceptance Corp.(a)	440	42,104
		361,589

CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	2,350	149,930
Greif, Inc., Class A	2,850	144,295
Myers Industries, Inc.	1,180	22,597
Packaging Corp. of America	4,700	303,620
Rock-Tenn Co., Class A	2,590	262,833
Silgan Holdings, Inc.	1,740	79,744
Sonoco Products Co.	3,470	143,589
		1,106,608

DISTRIBUTORS (0.3%)
MWI Veterinary Supply, Inc.(a)	1,180	219,787
VOXX International Corp.(a)	12,320	164,225
		384,012

DIVERSIFIED CONSUMER SERVICES (1.2%)
American Public Education, Inc.(a)	2,220	93,973
Apollo Group, Inc., Class A(a)	5,820	187,928
Capella Education Co.	1,900	118,541
Career Education Corp.(a)	18,280	99,443
DeVry, Inc.	3,410	123,237
Hillenbrand, Inc.	4,520	122,356
Interval Leisure Group, Inc.	1,850	48,840
ITT Educational Services, Inc.(a)	705	20,727
Matthews International Corp., Class A	1,240	52,725
Nutri/System, Inc.	1,240	17,633
Outerwall, Inc.(a)	1,000	64,310
Regis Corp.	10,070	124,163
Service Corp. International	9,560	169,212
Sotheby's	3,500	167,720
Strayer Education, Inc.(a)	452	15,802
Universal Technical Institute, Inc.	1,230	14,477
		1,441,087

DIVERSIFIED FINANCIAL SERVICES (2.1%)
Affiliated Managers Group, Inc.(a)	2,281	454,466
BofI Holdings, Inc.(a)	2,000	165,500
Calamos Asset Management, Inc., Class A	9,780	112,177
Cardtronics, Inc.(a)	3,530	135,976
CBOE Holdings, Inc.	4,560	237,211
CoreLogic, Inc.(a)	5,200	165,620
Encore Capital Group, Inc.(a)	3,690	175,607
EZCORP, Inc., Class A(a)	18,620	204,448
Greenhill & Co., Inc.	930	48,313
Interactive Brokers Group, Inc., Class A	2,360	50,032
MarketAxess Holdings, Inc.	3,170	198,886
MSCI, Inc., Class A(a)	5,520	235,814
Portfolio Recovery Associates, Inc.(a)	4,400	220,968
Provident Financial Services, Inc.	3,540	61,313
Stifel Financial Corp.(a)	2,225	100,459
Viewpoint Financial Group	1,540	37,915
		2,604,705

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Atlantic Tele-Network, Inc.	1,460	85,045
Cincinnati Bell, Inc.(a)	11,010	38,095
General Communication, Inc., Class A(a)	1,510	14,692
Lumos Networks Corp.	2,840	53,989
NeuStar, Inc., Class A(a)	3,790	128,443
tw Telecom, Inc.(a)	5,640	166,154
		486,418

ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,220	60,976
Cleco Corp.	2,030	99,186
El Paso Electric Co.	1,460	53,188
Great Plains Energy, Inc.	8,731	215,481
Hawaiian Electric Industries, Inc.	5,970	155,339
IDACORP, Inc.	2,770	146,062
NorthWestern Corp.	2,350	106,244
UIL Holdings Corp.	3,020	116,783
UniSource Energy Corp.	1,680	100,598
Westar Energy, Inc.	6,420	212,951
		1,266,808

ELECTRICAL EQUIPMENT (1.2%)
A.O. Smith Corp.	5,810	274,348
Acuity Brands, Inc.	1,530	194,371
AZZ, Inc.	2,060	86,129
Encore Wire Corp.	660	33,720
EnerSys	2,970	202,138
Franklin Electric Co., Inc.	1,400	55,776
General Cable Corp.	1,970	56,204
Hubbell, Inc., Class B	1,960	228,791
Powell Industries, Inc.	320	19,651
REGAL-BELOIT Corp.	2,440	180,780
Rofin-Sinar Technologies, Inc.(a)	2,940	67,914
Vicor Corp.(a)	910	9,400
Woodward, Inc.	2,140	91,699
		1,500,921

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
Agilysys, Inc.(a)	740	9,694
Anixter International, Inc.	2,120	185,966
Arrow Electronics, Inc.(a)	7,180	368,908
Avnet, Inc.	9,500	390,165
Badger Meter, Inc.	470	23,942
Benchmark Electronics, Inc.(a)	9,320	211,844
Checkpoint Systems, Inc.(a)	1,700	22,678
Cognex Corp.(a)	4,640	183,048
Coherent, Inc.(a)	890	59,488
CTS Corp.	1,420	26,540
Daktronics, Inc.	8,350	121,993
DTS, Inc.(a)	650	13,474
Electro Scientific Industries, Inc.	1,040	11,274
ESCO Technologies, Inc.	860	30,014
FARO Technologies, Inc.(a)	1,810	93,613
II-VI, Inc.(a)	2,370	36,190
Ingram Micro, Inc.(a)	15,650	391,563
Insight Enterprises, Inc.(a)	8,360	176,396
Itron, Inc.(a)	2,570	103,777
Littelfuse, Inc.	810	72,495
Measurement Specialties, Inc.(a)	1,990	109,788
Mercury Computer Systems, Inc.(a)	5,390	57,673
Methode Electronics, Inc.	5,440	183,110
Mettler-Toledo International, Inc.(a)	1,090	268,467
MTS Systems Corp.	1,430	100,572
National Instruments Corp.	3,285	95,265
Newport Corp.(a)	1,610	29,205
Park Electrochemical Corp.	490	14,783
Plexus Corp.(a)	3,250	127,075
Rogers Corp.(a)	640	38,848
Rovi Corp.(a)	3,773	80,025
Sanmina Corp.(a)	14,440	241,437

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ScanSource, Inc.(a)	4,140	$155,416
SYNNEX Corp.(a)	3,080	172,942
Tech Data Corp.(a)	5,760	310,579
Trimble Navigation, Ltd.(a)	10,350	334,616
TTM Technologies, Inc.(a)	14,650	117,347
Vishay Intertechnology, Inc.(a)	14,160	192,293
		5,162,503

ENERGY EQUIPMENT & SERVICES (2.6%)
Atwood Oceanics, Inc.(a)	2,180	103,332
Basic Energy Services, Inc.(a)	1,320	22,612
Bristow Group, Inc.	1,360	97,634
C&j Energy Services, Inc.(a)	7,540	176,285
CARBO Ceramics, Inc.	1,260	145,051
Dril-Quip, Inc.(a)	1,980	199,109
Era Group, Inc.(a)	5,290	154,944
Exterran Holdings, Inc.(a)	5,080	176,479
Geospace Technologies Corp.(a)	1,120	89,062
Gulf Island Fabrication, Inc.	3,830	77,596
Helix Energy Solutions Group, Inc.(a)	3,870	78,909
ION Geophysical Corp.(a)	5,630	17,059
Matrix Service Co.(a)	10,840	284,875
Newpark Resources, Inc.(a)	13,020	147,907
Oceaneering International, Inc.	4,880	332,572
Patterson-UTI Energy, Inc.	11,150	286,444
Pioneer Energy Services Corp.(a)	18,750	157,125
SEACOR Holdings, Inc.(a)	1,260	106,067
Superior Energy Services, Inc.(a)	11,180	264,295
TETRA Technologies, Inc.(a)	3,490	36,017
Tidewater, Inc.	3,100	160,735
Unit Corp.(a)	2,780	138,917
		3,253,026

FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	1,470	100,945
Spartan Stores, Inc.	8,284	187,136
SuperValu, Inc.(a)	15,530	89,764
Tesco Corp.(a)	9,370	197,894
United Natural Foods, Inc.(a)	2,690	181,763
		757,502

FOOD PRODUCTS (2.0%)
Annie's, Inc.(a)	620	24,875
B&G Foods, Inc.	1,860	60,952
Calavo Growers, Inc.	490	14,886
Cal-Maine Foods, Inc.	570	28,717
Dean Foods Co.(a)	10,830	171,114
Diamond Foods, Inc.(a)	840	22,142
Flowers Foods, Inc.	6,373	133,514
Green Mountain Coffee Roasters, Inc.(a)	6,980	565,380
Hain Celestial Group, Inc.(a)	2,530	232,482
Ingredion, Inc.	3,700	230,510
J & J Snack Foods Corp.	550	48,455
Lancaster Colony Corp.	770	66,928
Post Holdings, Inc.(a)	2,355	126,063
Sanderson Farms, Inc.	1,830	136,061
Seneca Foods Corp., Class A(a)	7,320	212,792
Snyders-Lance, Inc.	1,860	49,681
The Hillshire Brands Co.	4,470	159,221
Tootsie Roll Industries, Inc.	1,004	30,461
TreeHouse Foods, Inc.(a)	1,380	90,859
Whitewave Foods Co., Class A(a)	6,060	146,713
		2,551,806

GAS UTILITIES (1.4%)
Atmos Energy Corp.	4,610	221,326
Energen Corp.	2,630	185,994
National Fuel Gas Co.	2,970	223,819
New Jersey Resources Corp.	3,230	147,288
Northwest Natural Gas Co.	840	34,911
Piedmont Natural Gas Co., Inc.	2,670	88,163
Questar Corp.	6,930	161,608
South Jersey Industries, Inc.	1,110	59,207
Southwest Gas Corp.	1,620	87,043
The Laclede Group, Inc.	2,170	99,581
UGI Corp.	6,370	276,394
WGL Holdings, Inc.	3,250	122,785
		1,708,119

HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Abaxis, Inc.(a)	870	33,208
ABIOMED, Inc.(a)	7,250	199,302
Align Technology, Inc.(a)	4,500	267,390
Allscripts Healthcare Solutions, Inc.(a)	6,076	100,619
Analogic Corp.	500	47,825
Anika Therapeutics, Inc.(a)	4,330	144,059
Bio-Rad Laboratories, Inc., Class A(a)	800	101,696
Cantel Medical Corp.	4,777	151,431
CONMED Corp.	1,300	54,535
Cyberonics, Inc.(a)	940	62,792
Cynosure, Inc.(a)	840	22,537
Greatbatch, Inc.(a)	1,010	42,935
Haemonetics Corp.(a)	2,190	82,979
Hanger Orthopedic Group, Inc.(a)	1,670	56,463
Hill-Rom Holdings, Inc.	2,310	83,784
Hologic, Inc.(a)	9,760	208,474
ICU Medical, Inc.(a)	590	38,061
IDEXX Laboratories, Inc.(a)	1,970	225,092
Integra LifeSciences Holdings Corp.(a)	960	44,602
Invacare Corp.	5,860	118,255
Masimo Corp.(a)	2,060	60,255
Meridian Bioscience, Inc.	1,810	41,232
Merit Medical Systems, Inc.(a)	1,625	23,351
Natus Medical, Inc.(a)	6,950	179,935
NuVasive, Inc.(a)	3,800	142,272
OSI Systems, Inc.(a)	710	41,130
ResMed, Inc.	5,120	223,283
STERIS Corp.	2,270	104,170
SurModics, Inc.(a)	3,150	76,797
Symmetry Medical, Inc.(a)	2,490	24,203
Thoratec Corp.(a)	2,220	77,567
West Pharmaceutical Services, Inc.	3,700	175,565
		3,255,799

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Air Methods Corp.(a)	2,510	129,089
Almost Family, Inc.(a)	4,010	121,944
Amedisys, Inc.(a)	1,529	23,073
AMN Healthcare Services, Inc.(a)	5,210	78,723
AmSurg Corp.(a)	1,690	70,558
Bio-Reference Laboratories, Inc.(a)	1,190	31,999
Centene Corp.(a)	3,750	227,250
Chemed Corp.	820	64,714
CorVel Corp.(a)	2,780	131,661
Cross Country Healthcare, Inc.(a)	16,290	175,932
CryoLife, Inc.	9,920	107,037
Gentiva Health Services, Inc.(a)	1,630	18,517
Health Net, Inc.(a)	8,470	278,578
Healthways, Inc.(a)	4,700	71,957
Henry Schein, Inc.(a)	3,510	403,264
IPC The Hospitalist Co.(a)	2,180	116,368
Kindred Healthcare, Inc.	9,482	179,589
Landauer, Inc.	490	22,623
LHC Group, Inc.(a)	5,150	118,141
Magellan Health Services, Inc.(a)	3,550	212,397
Medifast, Inc.(a)	620	16,449
Molina Heathcare, Inc.(a)	5,275	189,900

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Omnicare, Inc.	4,090	$255,461
Owens & Minor, Inc.	6,205	214,941
PharMerica Corp.(a)	8,150	198,371
The Ensign Group, Inc.	1,160	48,627
VCA Antech, Inc.(a)	3,790	121,053
WellCare Group, Inc.(a)	3,460	225,281
		3,853,497

HEALTH CARE TECHNOLOGY (0.4%)
Computer Programs & Systems, Inc.	430	28,733
Healthstream, Inc.(a)	1,970	57,169
Medidata Solutions, Inc.(a)	3,740	235,994
Omnicell, Inc.(a)	6,560	169,379
		491,275

HOTELS, RESTAURANTS & LEISURE (1.7%)
Biglari Holdings, Inc.(a)	268	117,105
Bob Evans Farms, Inc.	1,140	57,285
Brinker International, Inc.	4,110	198,760
CEC Entertainment, Inc.	760	41,010
Cracker Barrel Old Country Store, Inc.	980	97,030
DineEquity, Inc.	670	52,133
Domino's Pizza, Inc.	2,700	190,647
International Speedway Corp., Class A	1,240	41,627
Jack in the Box, Inc.(a)	1,880	95,072
Life Time Fitness, Inc.(a)	1,690	69,560
Marcus Corp.	6,390	83,453
Marriott Vacations Worldwide Corp.(a)	1,230	58,892
Panera Bread Co., Class A(a)	1,019	172,282
Papa John's International, Inc.	2,730	131,395
Red Robin Gourmet Burgers, Inc.(a)	1,980	127,571
Ruby Tuesday, Inc.(a)	17,540	98,224
Sonic Corp.(a)	5,130	91,263
Texas Roadhouse, Inc., Class A	4,300	104,275
The Cheesecake Factory, Inc.	2,040	90,862
The Wendy's Co.	25,220	228,745
		2,147,191

HOUSEHOLD DURABLES (2.1%)
Ethan Allen Interiors, Inc.	1,010	25,492
Fortune Brands Home & Security, Inc.	7,330	330,290
iRobot Corp.(a)	1,080	38,167
Jarden Corp.(a)	5,745	347,285
KB HOME	3,210	62,081
La-Z-Boy, Inc.	4,430	119,256
M.D.C. Holdings, Inc.(a)	5,140	158,775
M/I Homes, Inc.(a)	7,630	187,622
Meritage Homes Corp.(a)	2,660	129,196
National Presto Industries, Inc.(a)	760	57,828
NVR, Inc.(a)	157	181,085
Ryland Group, Inc.	1,810	80,798
Standard Pacific Corp.(a)	10,580	93,104
Tempur-Pedic International, Inc.(a)	5,250	258,773
Toll Brothers, Inc.(a)	9,570	351,698
Tupperware Corp.	1,830	143,399
Universal Electronics, Inc.(a)	3,450	123,303
		2,688,152

HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	28,900	180,336
Church & Dwight Co., Inc.	4,980	321,608
Energizer Holdings, Inc.	2,300	217,350
Inter Parfums, Inc.	3,820	124,303
WD-40 Co.	560	38,489
		882,086

INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,280	169,928
Koppers Holdings, Inc.	730	28,835
LSB Industries, Inc.(a)	680	22,515
Standex International Corp.	440	25,027
Teleflex, Inc.	1,640	153,570
Tredegar Industries, Inc.	910	22,559
		422,434

INSURANCE (5.1%)
Alleghany Corp.(a)	890	331,374
American Financial Group, Inc.	4,610	253,181
Amerisafe, Inc.	670	27,718
Arthur J. Gallagher & Co.	4,560	210,809
Aspen Insurance Holdings, Ltd.	5,740	223,286
Brown & Brown, Inc.	4,370	137,611
eHealth, Inc.(a)	2,020	107,929
Employers Holdings, Inc.	5,750	141,277
Everest Re Group, Ltd.	2,450	354,662
Fidelity National Financial, Inc., Class A	13,083	412,638
First American Financial Corp.	9,720	251,942
HCC Insurance Holdings, Inc.	4,990	214,121
Hci Group, Inc.	4,820	204,995
Horace Mann Educators Corp.	4,830	134,757
Infinity Property & Casualty Corp.	2,160	152,496
Kemper Corp.	4,920	180,810
Meadowbrook Insurance Group, Inc.	15,360	93,082
Mercury General Corp.	2,460	112,742
Old Republic International Corp.	16,770	261,947
Primerica, Inc.	1,930	81,311
ProAssurance Corp.	3,090	143,561
Protective Life Corp.	5,570	272,986
Reinsurance Group of America	5,230	390,524
Renaissancere Holdings, Ltd.	1,820	165,092
RLI Corp.	1,220	50,825
Safety Insurance Group, Inc.	1,830	98,966
Selective Insurance Group, Inc.	5,530	130,066
StanCorp Financial Group, Inc.	3,040	195,320
Stewart Information Services Corp.	7,290	236,998
The Hanover Insurance Group, Inc.	4,250	236,002
The Navigators Group, Inc.(a)	2,290	136,553
Tower Group International, Ltd.	6,950	17,375
United Fire Group, Inc.	5,200	130,520
W.R. Berkley Corp.	6,120	237,211
		6,330,687

INTERNET & CATALOG RETAIL (0.2%)
FTD Cos., Inc.(a)	700	21,700
HSN, Inc.	1,220	66,819
XO Group, Inc.(a)	15,870	192,503
		281,022

INTERNET SOFTWARE & SERVICES (2.1%)
AOL, Inc.(a)	2,790	128,563
Blucora, Inc.(a)	8,210	210,258
Blue Nile, Inc.(a)	450	19,377
Bottomline Technologies, Inc.(a)	1,280	44,314
comScore, Inc.(a)	2,470	67,703
Concur Technologies, Inc.(a)	2,400	291,216
DealerTrack Holdings, Inc.(a)	4,790	223,453
Dice Holdings, Inc.(a)	4,010	28,070
Digital River, Inc.(a)	1,510	26,546
Equinix, Inc.(a)	1,799	333,175
j2 Global, Inc.	3,930	178,225
Liquidity Services, Inc.(a)	990	23,532
LivePerson, Inc.(a)	2,110	29,181
Microstrategy, Inc., Class A(a)	340	42,738
Nic, Inc.	5,460	118,700
OpenTable, Inc.(a)	2,660	200,245
Perficient, Inc.(a)	7,750	159,108
PetMed Express, Inc.	940	12,436
QuinStreet, Inc.(a)	2,000	16,540

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Rackspace Hosting, Inc.(a)	4,040	$147,096
Stamps.com, Inc.(a)	2,910	114,829
TIBCO Software, Inc.(a)	5,440	115,818
ValueClick, Inc.(a)	4,990	107,285
		2,638,408

IT SERVICES (2.2%)
Acxiom Corp.(a)	4,060	145,998
Broadridge Financial Solutions, Inc.	5,310	192,700
CACI International, Inc., Class A(a)	3,200	236,864
Ciber, Inc.(a)	46,300	179,644
Convergys Corp.	5,890	119,979
CSG Systems International, Inc.	1,380	41,345
DST Systems, Inc.	1,160	105,560
Exlservice Holdings, Inc.(a)	1,350	33,952
Gartner, Inc.(a)	3,260	229,276
iGATE Corp.(a)	5,630	190,012
LogMeIn, Inc.(a)	2,730	92,711
ManTech International Corp., Class A	8,510	247,641
MAXIMUS, Inc.	3,740	158,464
Science Applications International Corp.	4,850	179,498
Sykes Enterprises, Inc.(a)	1,820	38,147
Synchronoss Technologies, Inc.(a)	4,570	121,836
VeriFone Systems, Inc.(a)	3,860	111,979
Virtusa Corp.(a)	5,270	180,656
Wex, Inc.(a)	2,350	193,546
		2,799,808

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat, Inc.	3,120	132,101
Brunswick Corp.	4,600	190,716
Callaway Golf Co.	4,510	36,847
JAKKS Pacific, Inc.	10,980	63,245
MarineMax, Inc.(a)	11,030	162,692
Polaris Industries, Inc.	3,160	395,632
Pool Corp.	1,640	88,855
Sturm Ruger & Co., Inc.	1,800	137,106
		1,207,194

LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	3,120	29,297
Cambrex Corp.(a)	8,910	167,241
Charles River Laboratories International, Inc.(a)	2,820	159,414
Covance, Inc.(a)	2,620	247,747
Luminex Corp.(a)	1,640	29,963
PAREXEL International Corp.(a)	2,110	102,989
Techne Corp.	1,210	109,953
		846,604

MACHINERY (4.0%)
3D Systems Corp.(a)	5,630	437,620
Actuant Corp., Class A	2,720	93,079
AGCO Corp.	5,610	299,181
Albany International Corp., Class A	1,110	38,373
Applied Industrial Technologies, Inc.	1,380	69,745
Astec Industries, Inc.	2,350	87,420
Barnes Group, Inc.	1,750	65,520
Briggs & Stratton Corp.	4,880	102,822
CIRCOR International, Inc.	1,910	137,558
CLARCOR, Inc.	1,700	94,214
Crane Co.	1,730	109,267
Donaldson Co., Inc.	4,520	186,495
EnPro Industries, Inc.(a)	800	58,032
Federal Signal Corp.(a)	11,690	144,021
Graco, Inc.	3,170	220,283
Harsco Corp.	2,780	70,584
IDEX Corp.	3,740	269,318
Intevac, Inc.(a)	1,720	12,762
John Bean Technologies Corp.	1,175	36,272
Kennametal, Inc.	2,780	120,485
Lincoln Electric Holdings, Inc.	3,690	255,348
Lindsay Manufacturing Co.	490	41,650
Lydall, Inc.(a)	860	15,196
Mueller Industries, Inc.	1,830	113,899
Nordson Corp.	2,090	144,879
Oshkosh Truck Corp.	5,150	278,821
SPX Corp.	1,650	164,291
Tennant Co.	640	41,043
Terex Corp.	6,420	263,220
The Timken Co.	2,810	158,287
Titan International, Inc.	11,190	187,544
Toro Co.	1,980	125,453
Trinity Industries, Inc.	5,780	336,569
Valmont Industries, Inc.	1,010	147,844
Watts Water Technologies, Inc.	1,000	56,020
		4,983,115

MARINE (0.5%)
Huntington Ingalls Industries, Inc.	1,840	174,837
Kirby Corp.(a)	3,410	340,284
Matson, Inc.	3,330	79,687
		594,808

MEDIA (1.0%)
Cinemark Holdings, Inc.	4,060	118,999
Digital Generation, Inc.(a)	4,420	59,670
DreamWorks Animation SKG, Inc., Class A(a)	3,660	123,489
Harte-Hanks, Inc.	2,660	18,221
Lamar Advertising Co., Class A(a)	2,430	118,244
Live Nation, Inc.(a)	5,492	116,815
Meredith Corp.	1,330	60,887
Scholastic Corp.	5,620	185,404
The E.W. Scripps Co., Class A(a)	6,510	119,849
The New York Times Co., Class A	5,210	73,669
Valassis Communications, Inc.	4,970	168,980
Wiley John And Sons, Class A	1,710	92,579
		1,256,806

METALS & MINING (1.9%)
A.M. Castle & Co.(a)	9,200	126,224
AK Steel Holding Corp.(a)	5,850	41,359
AMCOL International Corp.	850	28,960
Carpenter Technology Corp.	1,880	109,247
Century Aluminum Co.(a)	13,430	156,728
Commercial Metals Co.	11,360	216,522
Compass Minerals International, Inc.	1,170	91,985
Gibraltar Industries, Inc.(a)	5,450	97,337
Globe Specialty Metals, Inc.	2,640	46,147
Haynes International, Inc.	370	18,922
Kaiser Aluminum Corp.	2,210	154,280
Materion Corp.	5,560	147,729
Olympic Steel, Inc.	6,380	176,662
Reliance Steel & Aluminum Co.	4,210	294,490
Royal Gold, Inc.	2,310	129,221
RTI International Metals, Inc.(a)	1,040	32,365
Steel Dynamics, Inc.	14,380	237,270
Stillwater Mining Co.(a)	4,020	50,411
SunCoke Energy, Inc.(a)	2,960	65,653
Worthington Industries, Inc.	4,060	164,592
		2,386,104

MULTILINE RETAIL (0.4%)
Big Lots, Inc.(a)	5,950	159,400
Fred's, Inc.	9,740	170,255
J.C. Penney Co., Inc.(a)	15,740	93,181
The Andersons, Inc.	690	57,091
Tuesday Morning Corp.(a)	1,560	20,498
		500,425

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MULTI-UTILITIES (0.9%)
Alliant Energy Corp.	4,010	$208,359
Avista Corp.	4,680	134,924
Black Hills Corp.	1,620	88,825
MDU Resources Group, Inc.	6,890	220,756
OGE Energy Corp.	6,830	232,698
PNM Resources, Inc.	5,980	147,407
Vectren Corp.	3,150	115,038
		1,148,007

OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	1,730	95,081

OIL, GAS & CONSUMABLE FUELS (3.1%)
Alpha Natural Resources, Inc.(a)	18,240	103,603
Approach Resources, Inc.(a)	1,200	24,108
Arch Coal, Inc.	21,860	92,687
Bill Barrett Corp.(a)	1,960	54,900
Carrizo Oil & Gas, Inc.(a)	5,860	240,846
Cimarex Energy Co.	3,100	303,738
Cloud Peak Energy, Inc.(a)	9,830	184,116
Comstock Resources, Inc.	1,740	29,841
Contango Oil & Gas Co.(a)	530	22,239
Dresser-Rand Group, Inc.(a)	2,740	156,180
Forest Oil Corp.(a)	4,290	13,085
Green Plains Renewable Energy, Inc.	12,300	274,044
Gulfport Energy Corp.(a)	3,780	230,391
HollyFrontier Corp.	10,268	475,408
Hornbeck Offshore Services, Inc.(a)	1,220	52,106
Northern Oil & Gas, Inc.(a)	8,480	123,299
Oil States International, Inc.(a)	2,900	272,455
PDC Energy, Inc.(a)	1,300	64,818
Penn Virginia Corp.(a)	1,910	22,901
PetroQuest Energy, Inc.(a)	3,140	12,120
Rosetta Resources, Inc.(a)	4,140	176,405
SM Energy Co.	4,110	340,144
Stone Energy Corp.(a)	6,260	193,747
Swift Energy Co.(a)	11,600	143,608
World Fuel Services Corp.	6,210	265,291
		3,872,080

PAPER & FOREST PRODUCTS (0.8%)
Clearwater Paper Corp.(a)	1,810	103,079
Deltic Timber Corp.	370	23,795
Domtar Corp.	2,870	308,267
KapStone Paper & Packaging Corp.(a)	8,860	247,814
Louisiana-Pacific Corp.(a)	5,290	92,734
Neenah Paper, Inc.	1,440	62,554
P. H. Glatfelter & Co.	3,910	121,171
Wausau-Mosinee Paper Corp.	2,740	37,428
		996,842

PERSONAL PRODUCTS (0.2%)
Blyth, Inc.	594	5,572
Helen of Troy, Ltd.(a)	1,130	62,195
Prestige Brands Holdings, Inc.(a)	5,360	162,193
		229,960

PHARMACEUTICALS (1.7%)
Akorn, Inc.(a)	12,430	282,161
Cubist Pharmaceuticals, Inc.(a)	3,650	266,779
Endo Pharmaceuticals Holdings, Inc.(a)	6,480	426,902
Hi Tech Pharmacal Co., Inc.(a)	430	18,602
Impax Laboratories, Inc.(a)	2,570	59,470
Mallinckrodt PLC(a)	2,170	125,491
Questcor Pharmaceuticals, Inc.	5,820	389,998
Salix Pharmaceutical, Ltd.(a)	4,460	434,136
The Medicines Co.(a)	4,850	168,586
		2,172,125

PROFESSIONAL SERVICES (0.4%)
Insperity, Inc.	3,250	107,315
Towers Watson & Co., Class A	3,050	356,606
Wageworks, Inc.(a)	1,060	65,921
		529,842

REAL ESTATE INVESTMENT TRUST (5.3%)
Acadia Realty Trust	2,257	57,441
Agree Realty Corp.	310	8,863
Alexandria Real Estate Equities, Inc.	2,770	$194,260
American Assets Trust, Inc.	1,110	37,152
American Campus Communities, Inc.	3,880	134,869
Associated Estates Realty CP	1,280	20,441
BioMed Realty Trust, Inc.	5,700	111,207
BRE Properties, Inc.	2,800	165,480
Camden Property Trust	3,130	193,497
Capstead Mortgage Corp.	6,990	88,214
Cedar Shopping Centers, Inc.	5,940	37,481
Coresite Realty Corp.	4,720	144,810
Corporate Office Properties Trust	3,370	83,744
Cousins Properties, Inc.	5,215	56,061
DiamondRock Hospitality Co.	7,410	85,808
Duke Realty Corp.	10,230	160,713
Eastgroup Properties, Inc.	1,090	64,681
EPR Properties	1,910	97,563
Equity One, Inc.	1,850	41,921
Essex Property Trust, Inc.	1,490	235,971
Extra Space Storage, Inc.	4,070	185,836
Federal Realty Investment Trust	2,440	265,960
Franklin Street Properties Corp.	3,250	38,967
Getty Realty Corp.	810	15,390
Government Properties Income Trust	1,360	33,592
Healthcare Realty Trust, Inc.	2,800	64,176
Highwood Properties, Inc.	3,050	113,277
Home Properties, Inc.	2,170	120,978
Hospitality Properties Trust	5,000	128,500
Inland Real Estate Corp.	4,470	47,114
Kilroy Realty Corp.	2,960	156,288
Kite Realty Group Trust	6,380	41,151
LaSalle Hotel Properties	3,550	109,198
Lexington Corp. Properties Trust	6,935	74,967
Liberty Property Trust	5,160	187,824
LTC Properties, Inc.	1,060	40,227
Mack-Cali Realty Corp.	3,380	68,377
Medical Properties Trust, Inc.	6,080	80,682
Mid-America Apartment Communities, Inc.	2,796	180,454
National Retail Properties, Inc.	4,220	140,104
OMEGA Healthcare Investors, Inc.	5,480	175,031
Parkway Properties, Inc.	1,990	35,303
Pennsylvania Real Estate Investment Trust	2,200	41,030
Post Properties, Inc.	2,010	94,329
Potlatch Corp.	1,430	57,200
PS Business Parks, Inc.	800	62,856
Rayonier, Inc.	4,390	194,301
Realty Income Corp.	7,300	297,694
Regency Centers Corp.	3,240	155,974
Sabra Healthcare REIT, Inc.	6,080	175,894
Saul Centers, Inc.	480	22,368
Senior Housing Properties Trust	6,050	136,246
SL Green Realty Corp.	3,560	333,821
Sovran Self Storage, Inc.	1,170	79,455
Tanger Factory Outlet Center	3,240	108,151
Taubman Centers, Inc.	2,410	156,698
UDR, Inc.	8,321	202,533
Universal Health Realty Income Trust	470	19,928
Urstadt Biddle Properties, Inc., Class A	1,160	21,762
Weingarten Realty Investors	4,310	124,947
		6,608,760

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	2,550	$99,730
Forestar Group, Inc.(a)	9,590	191,800
Jones Lang LaSalle, Inc.	1,610	183,959
		475,489

ROAD & RAIL (1.5%)
Arkansas Best Corp.	890	30,518
Atmel Corp.(a)	17,050	142,538
Con-way, Inc.	2,100	80,787
Genesee & Wyoming, Inc., Class A(a)	2,550	230,367
Heartland Express, Inc.	2,563	53,977
J.B. Hunt Transport Services, Inc.	3,770	282,939
Knight Transportation, Inc.	2,960	63,196
Landstar System, Inc.	1,610	92,478
Old Dominion Freight Line, Inc.(a)	4,240	229,978
Saia, Inc.(a)	6,050	203,643
Wabtec Corp.	4,940	364,621
Werner Enterprises, Inc.	2,600	67,756
		1,842,798

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Energy Industries, Inc.(a)	4,890	133,497
Advanced Micro Devices, Inc.(a)	18,210	62,460
ATMI, Inc.(a)	1,130	31,278
Brooks Automation, Inc.	8,170	82,925
Cabot Microelectronics Corp.(a)	770	31,046
CEVA, Inc.(a)	810	14,086
Cirrus Logic, Inc.(a)	2,370	41,499
Cohu, Inc.	1,660	17,198
Cree, Inc.(a)	5,350	323,247
Cypress Semiconductor Corp.	5,000	50,200
Diodes, Inc.(a)	3,200	73,312
DSP Group, Inc.(a)	1,940	17,382
Entropic Communications, Inc.(a)	5,940	24,770
Exar Corp.(a)	2,300	25,323
Fairchild Semiconductor International, Inc.(a)	7,520	95,955
FEI Co.	2,190	205,247
GT Advanced Technologies, Inc.(a)	5,060	51,966
Hittite Microwave Corp.(a)	1,070	61,364
Integrated Device Technology, Inc.(a)	6,170	59,540
International Rectifier Corp.(a)	2,330	60,603
Intersil Corp., Class A	5,270	59,762
Kopin Corp.(a)	6,100	23,424
Kulicke & Soffa Industries, Inc.(a)	7,370	85,787
Micrel, Inc.	2,500	24,950
Microsemi Corp.(a)	3,620	84,853
MKS Instruments, Inc.	1,440	43,387
Monolithic Power Systems, Inc.(a)	1,270	41,516
Nanometrics, Inc.(a)	970	16,432
Pericom Semiconductor Corp.(a)	2,170	17,968
Power Integrations, Inc.	1,040	61,599
QLogic Corp.(a)	4,280	49,520
RF Micro Devices, Inc.(a)	12,820	68,331
Rubicon Technology, Inc.(a)	830	9,105
Rudolph Technologies, Inc.(a)	6,750	74,183
Semtech Corp.(a)	2,650	60,447
Sigma Designs, Inc.(a)	3,240	15,196
Silicon Laboratories, Inc.(a)	1,340	63,302
Skyworks Solutions, Inc.(a)	6,640	200,860
Sunedison, Inc.(a)	8,440	117,400
Supertex, Inc.(a)	320	8,544
Teradyne, Inc.(a)	6,120	115,117
Tessera Technologies, Inc.	1,970	39,105
TriQuint Semiconductor, Inc.(a)	6,900	57,270
Ultratech, Inc.(a)	1,020	25,806
Veeco Instruments, Inc.(a)	1,400	53,214
		2,879,976

SOFTWARE (3.0%)
ACI Worldwide, Inc.(a)	2,850	172,739
Advent Software, Inc.	2,970	97,594
ANSYS, Inc.(a)	3,269	256,715
Blackbaud, Inc.	3,070	105,792
Cadence Design Systems, Inc.(a)	11,230	158,568
CommVault Systems, Inc.(a)	2,230	154,026
Compuware Corp.	6,720	68,141
Ebix, Inc.	4,610	62,604
EPIQ Systems, Inc.	1,695	24,340
FactSet Research Systems, Inc.	1,450	153,367
Fair Isaac Corp.	2,150	116,874
Informatica Corp.(a)	3,800	153,368
Interactive Intelligence Group, Inc.(a)	2,740	208,076
Jack Henry & Associates, Inc.	3,100	172,918
Manhattan Associates, Inc.(a)	6,840	230,645
Mentor Graphics Corp.	7,740	160,992
MICROS Systems, Inc.(a)	2,680	148,820
Monotype Imaging Holdings, Inc.	5,220	152,267
NetScout Systems, Inc.(a)	1,420	50,154
Progress Software Corp.(a)	2,030	49,065
PTC, Inc.(a)	6,990	249,403
Quality Systems, Inc.	1,600	29,456
Solarwinds, Inc.(a)	2,350	93,742
Solera Holdings, Inc.	2,460	164,402
Synopsys, Inc.(a)	5,390	214,845
Tangoe, Inc.(a)	1,140	20,782
Tyler Technologies, Inc.(a)	2,160	227,772
Vasco Data Security International, Inc.(a)	3,090	23,082
		3,720,549

SPECIALTY RETAIL (4.3%)
Aaron's, Inc.	4,710	126,652
Abercrombie & Fitch Co., Class A	5,740	203,081
Advance Auto Parts, Inc.	2,590	297,358
Aeropostale, Inc.(a)	6,450	45,473
American Eagle Outfitters, Inc.	6,740	91,192
Ann, Inc.(a)	3,010	97,343
Ascena Retail Group, Inc.(a)	7,966	149,442
Barnes & Noble, Inc.(a)	1,610	21,703
Big 5 Sporting Goods Corp.	7,640	131,102
Cabela's, Inc.(a)	1,680	112,325
Cato Corp., Class A	910	25,444
Chico's FAS, Inc.	6,490	107,734
Children's Place Retail Stores, Inc.(a)	1,960	103,233
Christopher & Banks Corp.(a)	9,930	70,900
Cst Brands, Inc.	5,600	178,808
Dick's Sporting Goods, Inc.	3,680	193,200
Finish Line, Inc., Class A	3,137	80,464
Foot Locker, Inc.	6,560	253,216
Francesca's Holdings Corp.(a)	1,660	31,540
Genesco, Inc.(a)	1,860	130,609
Group 1 Automotive, Inc.	3,060	187,058
Guess?, Inc.	2,140	60,027
Haverty Furniture Cos., Inc.	790	21,978
Hibbett Sports, Inc.(a)	970	58,210
Jos. A. Bank Clothiers, Inc.(a)	1,033	58,075
Kirkland's, Inc.(a)	3,650	68,730
Lithia Motors, Inc., Class A	3,900	219,531
Lumber Liquidators Holdings, Inc.(a)	2,170	193,108
Men's Wearhouse, Inc.	1,650	79,266
Movado Group, Inc.	2,520	95,130
Murphy USA, Inc.(a)	4,050	156,897

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2014 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Office Depot, Inc.(a)	19,296	$94,357
Rent-A-Center, Inc.	5,790	144,403
Select Comfort Corp.(a)	2,090	34,213
Signet Jewelers, Ltd.	2,890	229,900
Sonic Automotive, Inc., Class A	6,500	145,795
Stage Stores, Inc.	7,532	147,627
Stein Mart, Inc.	7,560	93,593
The Pep Boys - Manny, Moe & Jack(a)	13,100	156,414
Tractor Supply Co.	6,020	400,390
Vitamin Shoppe, Inc.(a)	1,130	50,647
Williams-Sonoma, Inc.	3,140	171,193
Zale Corp.(a)	1,310	19,807
Zumiez, Inc.(a)	760	16,355
		5,353,523

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Brown Shoe Co., Inc.	5,595	132,490
Carter's, Inc.	2,510	168,797
Crocs, Inc.(a)	6,650	102,078
Deckers Outdoor Corp.(a)	3,050	237,748
Fifth & Pacific Cos., Inc.(a)	4,300	123,410
G-III Apparel Group(a)	620	43,381
Hanesbrands, Inc.	4,470	317,996
Iconix Brand Group, Inc.(a)	4,990	185,628
Oxford Industries, Inc.	560	42,263
Perry Ellis International, Inc.(a)	14,200	222,514
Quiksilver, Inc.(a)	5,350	37,718
Skechers U.S.A., Inc., Class A(a)	1,420	41,024
Steven Madden, Ltd.(a)	4,287	139,713
The Buckle, Inc.	1,025	45,428
Under Armour, Inc., Class A(a)	4,240	458,386
UniFirst Corp.	610	64,538
Wolverine World Wide, Inc.	6,470	180,513
		2,543,625

THRIFTS & MORTGAGE FINANCE (1.0%)
Astoria Financial Corp.	9,360	123,926
Bank Mutual Corp.	4,850	33,174
Brookline Bancorp, Inc.	5,360	47,704
Dime Community Bancshares, Inc.	1,490	24,346
First Niagara Financial Group, Inc.	20,150	174,096
New York Community Bancorp, Inc.	19,310	312,629
Northwest Bancshares, Inc.	3,000	42,180
Oritani Financial Corp.	10,590	166,687
TrustCo Bank Corp. NY	3,990	26,055
Washington Federal, Inc.	7,920	173,290
Webster Financial Corp.	3,230	97,998
		1,222,085

TRADING COMPANIES & DISTRIBUTORS (0.8%)
DXP Enterprises, Inc.(a)	1,970	189,199
GATX Corp.	1,750	101,325
Kaman Corp., Class A	2,480	96,125
MSC Industrial Direct Co., Inc., Class A	1,760	147,875
United Rentals, Inc.(a)	4,860	393,368
Watsco, Inc.	1,010	95,566
		1,023,458

WATER UTILITIES (0.2%)
American States Water Co.	1,320	37,488
Aqua America, Inc.	6,012	143,987
Calgon Carbon Corp.(a)	2,170	44,073
		225,548

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Cbeyond, Inc.(a)	19,750	143,385
NTELOS Holding Corp.	750	12,308
Telephone & Data Systems, Inc.	9,820	265,336
USA Mobility, Inc.	5,630	80,284
		501,313

TOTAL COMMON STOCKS		124,459,416

MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, 0.01%(b)	711,481	711,481
TOTAL MONEY MARKET FUND		711,481

TOTAL INVESTMENTS (COST $93,895,214) 100.1%		125,170,897

LIABILITIES IN EXCESS OF OTHER ASSETS -0.1%		(28,931)

NET ASSETS 100.0%		$125,141,966

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2014.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

At January 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund Name	Securities	Appreciation	(Depreciation)	(Depreciation)
Steward Small-Mid Cap Enhanced Equity Index Fund	$94,151,939	$34,450,719	$(3,431,761)	$31,018,958

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

January 31, 2014

(Unaudited)

1) Portfolio Valuation:

Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America ("GAAP")  establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of January 31, 2014:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$124,459,416	$–	$–	$124,459,416
Money Market Fund	711,481	–	–	711,481

Total	125,170,897	–	–	125,170,897

* Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2014 from those used on April 30, 2013. The Fund did not hold any Level 3 securities during the period ended January 31, 2014.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) Subsequent Events:

Management has evaluated events subsequent to January 31, 2014 and has concluded no such events require adjustment or disclosure as of January 31, 2014.

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	March 27, 2014

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date:	March 27, 2014